Finance lease receivables - Schedule of Finance Lease and Hire Purchase Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment	£ 17,374	£ 16,795
Electric vehicles
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment	1,339	586
Internal combustion engine vehicles
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment	11,465	10,993
Hybrid vehicles
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment	1,146	746
Other
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment	£ 3,424	£ 4,470